Fixed Assets, Net (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Analysis of fixed asset activity
Cost : Beginning Balance		$ 980	$ 949
Additions		146	116
Property, Plant and Equipment, Acquired		57
Disposals		(47)	(41)
Foreign exchange		(45)	(44)
Cost : Ending Balance		1,091	980	$ 949
Depreciation: Beginning Balance		(497)	(468)
Depreciation		(95)	(92)	(94)
Disposals		42	38
Foreign exchange		22	25
Depreciation: Ending Balance		(528)	(497)	(468)
Net book value		483
Net book value		563	483
Land and buildings (i)
Analysis of fixed asset activity
Cost : Beginning Balance	[1]	93	89
Additions	[1]	0	7
Property, Plant and Equipment, Acquired	[1]	5
Disposals	[1]	0	0
Foreign exchange	[1]	(3)	(3)
Cost : Ending Balance	[1]	95	93	89
Depreciation: Beginning Balance	[1]	(38)	(36)
Depreciation	[1]	(4)	(4)
Disposals	[1]	0	0
Foreign exchange	[1]	1	2
Depreciation: Ending Balance	[1]	(41)	(38)	(36)
Net book value	[1]	55
Net book value	[1]	54	55
Leasehold improvements
Analysis of fixed asset activity
Cost : Beginning Balance		245	242
Additions		27	25
Property, Plant and Equipment, Acquired		26
Disposals		(16)	(12)
Foreign exchange		(10)	(10)
Cost : Ending Balance		272	245	242
Depreciation: Beginning Balance		(93)	(87)
Depreciation		(19)	(20)
Disposals		14	10
Foreign exchange		4	4
Depreciation: Ending Balance		(94)	(93)	(87)
Net book value		152
Net book value		178	152
Furniture and equipment
Analysis of fixed asset activity
Cost : Beginning Balance		642	618
Additions		119	84
Property, Plant and Equipment, Acquired		26
Disposals		(31)	(29)
Foreign exchange		(32)	(31)
Cost : Ending Balance		724	642	618
Depreciation: Beginning Balance		(366)	(345)
Depreciation		(72)	(68)
Disposals		28	28
Foreign exchange		17	19
Depreciation: Ending Balance		(393)	(366)	$ (345)
Net book value		276
Net book value		$ 331	$ 276

[1]	Included within land and buildings are assets held under capital leases: At December 31, 2015, cost and accumulated depreciation were $32 million and $10 million respectively (2014: $32 million and $8 million, respectively; 2013: $31 million and $6 million respectively). Depreciation in the year ended December 31, 2015 was $2 million (2014: $2 million; 2013: $2 million).